Events after the reporting period (Details) $ in Millions		1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 09, 2025	Mar. 31, 2025 item	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Oct. 08, 2025	May 20, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities			$ 19.9	$ 59.2	$ 368.8	$ 465.8
Number of towers converted from right-of-use assets to property, plant and equipment through business combination | item		1,562
Number of tower related land assets converted from right-of-use assets to property, plant and equipment through business combination | item		187
IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interests in subsidiary to be disposed								100.00%
Between one and two years | IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Agreed deferred consideration for sale of subsidiary								$ 70.0
Between two and three years | IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Agreed deferred consideration for sale of subsidiary								24.5
Maximum | IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Agreed consideration for sale of subsidiary								274.5
Agreed performance related earn out consideration from sale of subsidiary								$ 5.0
Disposal of major subsidiary | IHS Rwanda Limited
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interests in subsidiary sold	100.00%
Number of sites sold as part of sale of subsidiary	1,467
Site agreement with Tim S.A. | Maximum | BRAZIL
Disclosure of non-adjusting events after reporting period [line items]
Number of sites to be built over duration of agreement							3,000
Site agreement with Tim S.A. | Minimum | BRAZIL
Disclosure of non-adjusting events after reporting period [line items]
Number of sites for initial deployment in agreement							500